UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22532

Name of Fund:	Royce Global Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2017

Date of reporting period: 9/30/2017

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
SEPTEMBER 30, 2017 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 103.1%

Australia – 2.9%
ALS	126,434	$775,547
Austal	43,700	53,303
Berkeley Energia [1]	61,600	39,138
Bravura Solutions	160,000	206,454
Cochlear	5,500	686,864
Eureka Group Holdings [1]	145,000	37,534
Hansen Technologies	195,000	512,409
HT&E	27,600	44,598
Imdex [1]	47,500	33,533
IPH	225,000	801,264
Mantra Group	68,200	170,652
NetComm Wireless [1]	13,350	11,519
Seeing Machines [1]	542,400	21,805
Tassal Group	48,300	145,863

Total		3,540,483

Austria – 1.2%
Mayr-Melnhof Karton	10,000	1,434,827

Total		1,434,827

Belgium – 0.1%
Agfa-Gevaert [1]	15,200	72,506
Greenyard	2,700	61,717

Total		134,223

Bermuda – 1.2%
Lazard Cl. A	32,600	1,474,172

Total		1,474,172

Brazil – 2.5%
B3	32,847	248,389
Brasil Brokers Participacoes [1]	205,000	80,261
Construtora Tenda [1]	8,700	45,105
Direcional Engenharia [1]	14,000	25,815
Industrias Romi [1]	50,000	90,460
International Meal Company Alimentacao	20,800	70,008
Minerva	26,250	92,828
MRV Engenharia e Participacoes	21,700	94,278
OdontoPrev	260,000	1,266,691
T4F Entretenimento	50,400	138,128
TOTVS	101,000	998,153

Total		3,150,116

Canada – 8.6%
Aecon Group	5,000	70,407
Agnico Eagle Mines [2]	5,000	226,050
AGT Food and Ingredients	3,000	58,762
Aimia [1]	45,000	89,080
Altus Group	9,100	231,703
Calfrac Well Services [1]	22,500	91,425
Cameco Corporation [2]	24,500	236,915
Canaccord Genuity Group	92,000	316,313
Centric Health [1]	96,800	60,512
Computer Modelling Group	108,000	792,851
Corsa Coal [1]	100,000	113,805
Dundee Corporation Cl. A [1]	80,000	205,169
E-L Financial	1,200	813,625
Exco Technologies	15,750	122,314
FirstService Corporation	10,300	677,843
Franco-Nevada Corporation [2,3]	10,200	790,296
Genworth MI Canada	13,000	385,806
Gluskin Sheff + Associates	23,000	346,544
Hardwoods Distribution	4,900	79,327
Hudbay Minerals	6,900	51,405
Magellan Aerospace	9,400	134,851
Major Drilling Group International [1]	171,300	961,010
Morneau Shepell	45,000	750,150
Pan American Silver [2,3]	31,800	542,190
Sandstorm Gold [1]	10,000	45,400
Solium Capital [1]	69,000	569,585
Sprott	520,600	880,357
Wajax Corporation	4,200	68,600
Western Forest Products	77,800	166,481
Winpak	20,000	822,921

Total		10,701,697

China – 1.0%
China Aircraft Leasing Group Holdings	68,300	70,821
China Communications Services	172,700	88,875
China Lesso Group Holdings	117,600	80,241
Chinasoft International	130,900	72,558
Fufeng Group	198,600	136,017
Hua Hong Semiconductor	53,500	72,323
TravelSky Technology	250,000	651,275
Xingda International Holdings	160,500	60,201
Xtep International Holdings	95,800	32,990

Total		1,265,301

Denmark – 1.4%
Chr. Hansen Holding	6,500	557,475
Coloplast Cl. B	6,500	527,536
Columbus	29,400	58,368
DFDS	1,200	68,555
Zealand Pharma [1]	24,000	463,133

Total		1,675,067

France – 4.1%
Bigben Interactive [1]	5,000	59,686
HighCo	18,800	107,544
Interparfums	13,500	538,822
Manutan International	450	42,809
Neurones	22,250	737,639
Prodware	1,800	23,508
Rothschild & Co	33,000	1,248,087
Synergie	1,400	73,963
Thermador Groupe	9,500	1,152,897
Vetoquinol	9,358	602,782
Virbac [1]	3,500	514,806

Total		5,102,543

Georgia – 0.1%
BGEO Group	2,200	96,105

Total		96,105

Germany – 4.2%
CANCOM	2,350	176,369
Carl Zeiss Meditec	17,500	913,476
CompuGroup Medical	9,000	509,730
Deutsche EuroShop	1,700	63,753
Energiekontor	2,400	44,704
Fielmann	8,000	693,161
FinTech Group [1]	4,100	98,418
Heidelberger Druckmaschinen [1]	20,200	82,367
HolidayCheck Group [1]	12,550	39,604
JDC Group [1]	8,600	83,348
KWS Saat	1,800	787,677
MorphoSys [1]	6,000	506,113
mutares	2,500	39,668
PSI Software	2,000	40,657
STRATEC Biomedical	16,500	987,159
VIB Vermoegen	5,200	132,751

Total		5,198,955

Greece – 0.3%
Aegean Marine Petroleum Network [2,3]	1,250	6,188
Hellenic Exchanges - Athens Stock
Exchange	28,000	161,495
JUMBO	5,900	97,555
Sarantis	3,300	48,324

Total		313,562

Hong Kong – 1.8%
Dah Sing Financial Holdings	9,100	61,858
First Pacific	180,000	143,556
HKBN	52,950	55,311
I.T	182,900	98,572
International Housewares Retail	380,000	72,482
Oriental Watch Holdings	232,950	50,099
Perfect Shape Beauty Technology	600,000	72,200
Pico Far East Holdings	263,200	110,178
Television Broadcasts	54,000	179,387
Texhong Textile Group	47,600	64,713
Value Partners Group	1,350,500	1,218,832
Xinyi Glass Holdings	81,300	80,347

Total		2,207,535

India – 2.8%
Bajaj Finance	50,000	1,405,465
CCL Products India	10,600	50,055
Dewan Housing Finance	5,800	49,258
Edelweiss Financial Services	13,600	55,778
Hinduja Global Solutions	5,300	46,411
IIFL Holdings	2,750	25,597
Indo Count Industries	42,200	64,476
KEI Industries	9,600	47,912
Kewal Kiran Clothing	6,488	169,848
Manappuram Finance	74,100	109,585
Mphasis	2,400	22,742
Multi Commodity Exchange of India	5,300	84,316
NIIT [1]	26,500	40,164
Radico Khaitan	15,000	38,625
SH Kelkar & Company	95,000	363,958
Shriram Transport Finance	2,800	45,224
Vakrangee	115,000	869,278

Total		3,488,692

Indonesia – 0.5%
Global Mediacom	850,000	35,656
Media Nusantara Citra	378,800	37,123
Selamat Sempurna	6,700,000	554,644

Total		627,423

Ireland – 0.6%
Ardmore Shipping [1,2,3]	6,150	50,738
Irish Residential Properties REIT	28,640	49,928
Keywords Studios	37,500	695,962

Total		796,628

Israel – 0.4%
Frutarom Industries	5,000	384,604
Nova Measuring Instruments [1,2]	5,800	163,038
Sarine Technologies	12,850	11,084

Total		558,726

Italy – 0.9%
Banca Farmafactoring [1]	6,800	46,212
DiaSorin	10,000	891,744
Openjobmetis [1]	11,900	187,763

Total		1,125,719

Japan – 9.3%
Ai Holdings	33,000	824,084
As One	5,000	266,163
Ateam	5,800	152,210
C. Uyemura & Co.	1,100	66,865
Financial Products Group	5,700	63,269
GCA	5,500	50,442
G-Tekt	3,400	70,221
H.I.S.	1,500	47,323
Horiba	5,000	282,604
IDOM	16,800	103,764
Information Services International- Dentsu	1,700	38,585
Investors Cloud	2,400	142,688
Itochu Techno-Solutions	3,300	123,173
Kenedix	17,400	96,645
Kenko Mayonnaise	1,650	40,368
Kintetsu World Express	2,000	33,166
Kyowa Exeo	4,000	79,449
Leopalace21	11,500	80,124
Mandom Corporation	3,200	88,016
Meitec Corporation	26,400	1,323,226
Miraca Holdings	800	37,183
MISUMI Group	1,900	50,031
Nifco	650	39,684
Nihon Kohden	35,000	756,454
Nitto Kohki	3,100	75,651
NS Solutions	8,000	176,459
NSD	3,600	66,769
Open House	3,300	115,254
Osaka Soda	2,540	65,461
Outsourcing	5,500	76,494
Pressance	7,800	105,571
Relia	8,100	93,435
Relo Group	57,500	1,313,264
Ryobi	1,040	28,004
Santen Pharmaceutical	80,000	1,260,520
Shimano	3,500	466,252
SPARX Group	27,550	50,681
Sugi Holdings	12,500	664,297
Sun Frontier Fudousan	12,700	137,129
Takara Leben	12,600	61,586
Tokai Corporation	2,200	93,846
Tokuyama Corporation	4,420	104,603
Trancom	1,900	104,350
USS	62,500	1,260,831
Yumeshin Holdings	16,200	112,151
Zenkoku Hosho	4,600	193,157

Total		11,481,502

Malaysia – 0.1%
CB Industrial Product Holding	151,200	68,394

Total		68,394

Mexico – 0.7%
Becle [1]	200,000	335,420
Bolsa Mexicana de Valores	268,700	448,424
Rassini	23,400	100,153

Total		883,997

Mongolia – 0.0%
Mongolian Mining [1]	862,000	26,153

Total		26,153

Netherlands – 0.1%
AMG Advanced Metallurgical Group	2,700	116,428
DP Eurasia [1]	8,700	23,666

Total		140,094

New Zealand – 1.0%
Fisher & Paykel Healthcare	102,089	942,383
New Zealand Refining	21,550	39,692
Trade Me Group	80,000	264,073

Total		1,246,148

Norway – 2.0%
Nordic Semiconductor [1]	19,100	105,518
NRC Group	10,900	82,799
Protector Forsikring	16,200	159,163
TGS-NOPEC Geophysical	90,000	2,141,377

Total		2,488,857

Peru – 0.1%
Ferreycorp	113,400	73,993

Total		73,993

Philippines – 0.2%
Integrated Micro-Electronics	128,650	47,105
Pryce Corporation [1]	387,900	50,397
Robinsons Retail Holdings	44,500	86,723
Universal Robina	22,500	67,678

Total		251,903

Poland – 0.3%
Warsaw Stock Exchange	33,000	403,343

Total		403,343

Russia – 0.4%
Globaltrans Investment GDR	47,500	444,600

Total		444,600

Singapore – 1.0%
CSE Global	535,150	134,138
Duty Free International	317,700	66,751
Duty Free International (Warrants) [1]	80,440	593
Tat Hong Holdings [1]	200,000	67,087
XP Power	25,000	929,959
Yanlord Land Group	54,400	74,194

Total		1,272,722

South Africa – 0.6%
Adcock Ingram Holdings	28,900	129,144
Coronation Fund Managers	59,000	293,284
JSE	15,000	137,217
MiX Telematics ADR	11,500	114,080
Raubex Group	88,900	130,014

Total		803,739

South Korea – 0.6%
Hanssem	300	39,682
Huchems Fine Chemical	4,800	100,371
KIWOOM Securities	700	44,248
Koh Young Technology	3,300	193,041
KT Skylife	5,800	72,921
Modetour Network	3,747	79,334
Samjin Pharmaceutical	2,700	76,968
SK Materials	400	61,675
Tera Semicon	1,700	44,454

Total		712,694

Spain – 0.1%
Atento [1,2]	15,200	176,320

Total		176,320

Sweden – 2.2%
Addtech Cl. B	61,460	1,233,743
Bravida Holding	100,000	732,360
Byggmax Group	20,900	175,773
Dustin Group	24,300	205,113
Hoist Finance	8,800	90,756
Knowit	7,200	115,360
Proact IT Group	7,900	192,046

Total		2,745,151

Switzerland – 3.7%
Burckhardt Compression Holding	1,500	468,968
Burkhalter Holding	4,300	548,407
LEM Holding	600	767,697
Partners Group Holding	1,800	1,221,253
VZ Holding	4,827	1,540,293

Total		4,546,618

Taiwan – 1.1%
Egis Technology [1]	12,000	107,835
Flytech Technology	34,580	103,202
Formosa Laboratories	63,200	146,725
Gourmet Master	12,130	129,004
Posiflex Technology	8,874	40,092
Sinmag Equipment	18,500	93,952
Sitronix Technology	51,400	149,162
Sporton International	29,581	148,276
Taiwan Paiho	41,100	189,073
TCI	29,070	183,102
Tehmag Foods	6,000	44,222

Total		1,334,645

Thailand – 0.1%
Erawan Group (The)	130,000	25,922
Forth Smart Service	42,400	24,283
Krungthai Card	18,500	62,684

Total		112,889

Turkey – 0.1%
Soda Sanayii	57,900	82,716
Tat Gida Sanayi	56,850	84,885

Total		167,601

United Kingdom – 12.2%
Abcam	30,000	410,040
Alliance Pharma	100,000	73,365
Ashmore Group	279,000	1,268,133
Avon Rubber	4,350	54,647
Biffa	31,000	97,515
Character Group	5,700	36,662
Clarkson	38,100	1,460,654
Connect Group	117,650	159,227
Consort Medical	64,800	943,863
Conviviality	16,400	90,541
Diploma	30,000	427,728
dotdigital group	124,300	117,426
Elementis	195,000	707,861
EMIS Group	4,700	58,099
Epwin Group	116,800	122,862
Equiniti Group	200,000	807,216
Equiniti Group (Rights) [1]	42,857	66,043
Ferroglobe	41,100	540,876
Ferroglobe (Warranty Insurance Trust) [1,4]	41,100	0
Fidessa Group	10,000	301,098
Finsbury Food Group	67,900	99,175
Gattaca	6,000	24,200
Hilton Food Group	18,600	180,948
Inspired Energy	68,650	18,168
ITE Group	353,401	851,219
Jupiter Fund Management	36,000	266,285
Just Eat [1]	3,000	26,874
Macfarlane Group	45,500	42,222
McBride	13,898	39,202
Micro Focus International	2,871	91,831
NCC Group	31,000	89,934
Norcros	47,360	107,886
Pendragon	139,300	59,732
Polypipe Group	60,000	338,966
Rank Group	20,000	59,496
Real Estate Investors	45,000	36,180
Restaurant Group	7,600	30,746
Robert Walters	5,600	42,022
Rotork	195,000	680,425
RPC Group	12,800	169,890
SIG	46,400	110,611
Spirax-Sarco Engineering	18,000	1,332,629
Staffline Group	2,600	40,589
Stallergenes Greer [1]	10,800	545,939
STV Group	17,500	86,237
Topps Tiles	84,000	84,983
Victrex	40,000	1,270,855
Wincanton	17,000	53,704
Xaar	90,000	537,273

Total		15,062,077

United States – 32.2%
Air Lease Cl. A	30,700	1,308,434
Brooks Automation [2]	18,100	549,516
Century Casinos [1]	10,700	87,847
CIRCOR International	18,100	985,183
Cognex Corporation	17,100	1,885,788
Coherent [1]	5,000	1,175,850
Commercial Metals	42,000	799,260
Copart [1]	37,200	1,278,564
Diebold Nixdorf [2]	28,800	658,080
Diodes [1]	20,500	613,565
DST Systems	11,600	636,608
EnerSys [2]	11,000	760,870
Expeditors International of Washington [2]	13,300	796,138
FLIR Systems [2]	42,400	1,649,784
Greif Cl. A [2]	8,700	509,298
Innospec [2,3]	12,457	767,974
Kadant	7,800	768,690
KBR [2]	73,400	1,312,392
Kirby Corporation [1,2,3]	32,900	2,169,755
Lindsay Corporation	13,700	1,259,030
Littelfuse	5,000	979,400
ManpowerGroup	11,000	1,296,020
MBIA [1]	80,300	698,610
Nanometrics [1,2,3]	44,500	1,281,600
National Instruments [2,3]	19,000	801,230
New York REIT [1]	50,000	392,500
Oaktree Capital Group LLC Cl. A	10,400	489,320
Popular	13,100	470,814
Quaker Chemical [2]	8,400	1,242,780
Raven Industries	50,000	1,620,000
Rogers Corporation [1,2,3]	6,000	799,680
Schnitzer Steel Industries Cl. A [2]	19,100	537,665
SEACOR Holdings [1]	20,200	931,422
SEACOR Marine Holdings [1]	20,309	317,633
SEI Investments [2]	40,600	2,479,036
Sensient Technologies [2,3]	9,500	730,740
Signet Jewelers	5,500	366,025
Standard Motor Products	11,200	540,400
Sun Hydraulics [2]	15,139	817,506
Tennant Company [2]	11,600	767,920
Valmont Industries	4,500	711,450
Virtu Financial Cl. A [2]	74,300	1,203,660
World Fuel Services	12,000	406,920

Total		39,854,957

Uruguay – 0.4%
Arcos Dorados Holdings Cl. A [1]	46,800	470,340

Total		470,340

TOTAL COMMON STOCKS
(Cost $104,415,045)		127,660,511

REPURCHASE AGREEMENT – 3.7%
Fixed Income Clearing Corporation, 0.12% dated 9/29/17, due 10/2/17, maturity value $4,546,045 (collateralized by obligations of various U.S. Government Agencies, 2.125% due 5/15/25, valued at $4,640,401) (Cost $4,546,000)		4,546,000

TOTAL INVESTMENTS – 106.8%
(Cost $108,961,045)		132,206,511

LIABILITIES LESS CASH
AND OTHER ASSETS – (6.8)%		(8,426,100)

NET ASSETS – 100.0%		$123,780,411

[1]	Non-income producing.
[2]
All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2017. Total market value of pledged securities at September 30, 2017, was $15,458,263.

[3]	At September 30, 2017, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $6,443,556.
[4]
A security for which market quotations are not readily available represents 0.0% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $109,035,346. At September 30, 2017, net unrealized appreciation for all securities was $23,171,165, consisting of aggregate gross unrealized appreciation of $29,034,801 and aggregate gross unrealized depreciation of $5,863,636. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$127,660,511	$–	$0	$127,660,511
Cash Equivalents	–	4,546,000	–	4,546,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2017, securities valued at $61,720,123 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:

			Realized and
			Unrealized
	Balance as of 12/31/16	Sales	Gain (Loss)	Balance as of 9/30/17

Common Stocks	$9,349	$0	$(9,349)	$0

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2017 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of September 30, 2017, the Fund has outstanding borrowings of $8,000,000. During the period ended September 30, 2017, the Fund borrowed an average daily balance of $8,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Global Value Trust, Inc.
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Global Value Trust, Inc.
Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Global Value Trust, Inc.
Date: November 20, 2017

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Global Value Trust, Inc.
Date: November 20, 2017